Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]	12 Months Ended
Mar. 31, 2019
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Constellation Alpha Capital Corp. (the “Company”) is a blank check company incorporated in the British Virgin Islands on July 31, 2015. The Company was formed for the purpose of acquiring, engaging in a share exchange, share reconstruction and amalgamation with, purchasing all or substantially all of the assets of, entering into contractual arrangements with, or engaging in any other similar business combination with one or more businesses or entities (“Business Combination”).

All activity through March 31, 2019 relates to the Company’s formation, its initial public offering consummated on June 23, 2017 (“Initial Public Offering”) of 14,375,000 units (“Units” and with respect to the ordinary shares included in the Units, the “Public Shares”), the sale of 561,250 units (the “Private Units”) in a private placement to the Company’s sponsor, Centripetal, LLC (the “Sponsor”) and Cowen Investments, LLC and their designees (“Cowen Investments”), and identifying a target company for a Business Combination. Each Unit consists of one Public Share, one right and one redeemable warrant (“Public Warrant”). Each right will convert into one-tenth (1/10) of one ordinary share. Each Public Warrant entitles the holder to purchase one-half (1/2) of one ordinary share at an exercise price of $11.50 per whole share.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of its Initial Public Offering and Private Units, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. NASDAQ rules provide that the Company’s Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the balance in the trust account, which holds the proceeds from the Initial Public Offering and the sale of the Private Units (the “Trust Account”), (excluding any deferred underwriting commissions and taxes payable on interest earned on the Trust Account) at the time of the signing a definitive agreement in connection with a Business Combination. However, the Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended. There is no assurance that the Company will be able to successfully effect a Business Combination.

The Company will provide the holders of its Public Shares (“Public Shareholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. In connection with a proposed Business Combination, the Company may seek shareholder approval of a Business Combination at a meeting called for such purpose at which shareholders may seek to redeem their shares, regardless of whether they vote for or against a Business Combination. The shareholders will be entitled to redeem their shares for a pro rata portion of the amount then in the Trust Account ($10.10 per share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). The per-share amount to be distributed to shareholders who redeem their shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 6).

On March 21, 2019, at the Special Meeting, the Company’s shareholders approved the Company’s amended and restated memorandum and articles of association to extend the date by which the Company has to consummate a Business Combination (the “Extension”) to September 23, 2019 (the “Combination Period”). In connection with the Extension, an aggregate of 13,187,468 ordinary shares was redeemed for an aggregate payment of approximately $136.9 million out of the Trust Account.

If the Company is unable to complete a Business Combination on or before the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than five business days thereafter, redeem 100% of the outstanding Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned (net of taxes payable and less interest to pay dissolution expenses up to $50,000), divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the Company’s board of directors, proceed to commence a voluntary liquidation and thereby a formal dissolution of the Company, subject in each case to its obligations to provide for claims of creditors and the requirements of applicable law. The underwriters have agreed to waive their rights to the deferred underwriting commission held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Company’s Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution (including Trust Account assets) will be less than $10.10 per Unit. The Sponsor has agreed that it will indemnify the Company to the extent necessary to ensure that the proceeds in the Trust Account are not reduced by the claims of target businesses or claims of vendors or other entities that are owed money by the Company for services rendered or contracted for or products sold to the Company, but only if such a vendor or prospective target business does not execute such a waiver. However, the Sponsor may not be able to meet such obligation as the Company has not required its Sponsor to retain any assets to provide for its indemnification obligations, nor has the Company taken any further steps to ensure that the Sponsor will be able to satisfy any indemnification obligations that arise. Moreover, the Sponsor will not be liable to the Public Shareholders if it should fail to satisfy its obligations and instead will only be liable to the Company. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers, prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

On August 2, 2018, the Company entered into an agreement (“Share Purchase Agreement”) to purchase all of the issued and outstanding shares of capital stock of Medall Healthcare Private Limited, a company registered under the laws of India (“Medall”). On December 3, 2018, the Share Purchase Agreement was terminated automatically.

On March 15, 2019, the Company announced that it has executed a non-binding letter of intent to merge with DermTech, Inc. (“DermTech”), a Delaware corporation and a leading moleculargenomics company, with an initial focus on skin cancer, that develops and markets novel non-invasive diagnostic tests. On May 22, 2019 and May 23, 2019, the Company entered into separate subscription agreements (each, a “Subscription Agreement”) with new health care focused institutional investors as well as certain existing investors in DermTech (each, a “Subscriber”), pursuant to which the Subscribers agreed to purchase an aggregate of 6,153,847 shares (the “PIPE Shares”) of the Company’s common stock for a purchase price of $3.25 per share, in a private placement in which the Company will raise an aggregate of approximately $20,000,000, less certain offering related expenses payable by the Company (the “Private Placement”). The PIPE Shares are identical to the shares of common stock that will be held by the Company’s public stockholders at the time of the closing of the Merger, as defined below. The closing of the sale of PIPE Shares will be contingent upon, among other things, the substantially concurrent consummation of the Merger. On May 29, 2019, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with DermTech and DT Merger Sub, Inc., a wholly owned subsidiary company of the Company incorporated in Delaware (“Merger Sub”), pursuant to which Merger Sub will merge with and into DermTech (the “Merger”), with DermTech surviving the Merger as a wholly owned subsidiary of the Company. Upon the closing of the Merger, all of DermTech’s outstanding common stock and preferred stock will be cancelled and converted automatically into the right to receive an aggregate of 16,000,000 shares of the Company less the total number of shares of the Company’s common stock that can be acquired or received pursuant to certain options, restricted stock units and warrants of DermTech, as set forth in the Merger Agreement.

Notice of Delisting or Failure to Satisfy a Continued Listing Rule or Standard

On February 22, 2019, the Company received a written notice (the “Notice”) from the Listing Qualifications Department of The Nasdaq Stock Market (“Nasdaq”) indicating that the Company is not in compliance with Listing Rule 5550(a)(3) (the “Minimum Public Holders Rule”), which requires the Company to have at least 300 public holders for continued listing on the NASDAQ Capital Market. The Notice is only a notification of deficiency, not of imminent delisting, and has no current effect on the listing or trading of the Company’s securities on the NASDAQ Capital Market.

On April 8, 2019, the Company submitted a plan to regain compliance with the Minimum Public Holders Rule to Nasdaq providing that it expects to regain compliance with the Minimum Public Holders Rule upon the consummation of the proposed Merger. Nasdaq subsequently provided the Company with an extension until August 21, 2019, to demonstrate compliance with Nasdaq’s initial listing requirements.

Going Concern Consideration

The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the normal course of business. As of March 31, 2019, the Company had cash held outside the Trust Account of approximately $30,000, cash and marketable securities held in the Trust Account of approximately $12.4 million (including approximately $364,000 of interest income, net of unrealized losses), substantially all of which is invested in U.S. treasury bills with a maturity of 180 days or less, and a working capital deficit of approximately $1.5 million. Further, the Company has incurred and expects to continue to incur significant costs in pursuit of its acquisition plans.

Based on the foregoing, the Company will have insufficient funds available to operate its business through the earlier of consummation of a Business Combination or September 23, 2019. Following the initial Business Combination, if cash on hand is insufficient, the Company will need to obtain additional financing in order to meet its obligations. The Company cannot be certain that additional funding will be available on acceptable terms, or at all. The Company’s plans to raise capital or to consummate the initial Business Combination may not be successful. These matters, among others, raise substantial doubt about the Company’s ability to continue as a going concern.